STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Shares
Ending balance, Shares		6,723,582	5,230,398
Non-Plan Stock Options
Shares
Beginning balance, Shares	100,714	100,714	100,714
Options granted, Shares
Ending balance, Shares	100,714	100,714	100,714
Exercisable, Shares		100,714
Number of Stock Options Vested	100,714
Weighted average exercise price
Beginning balance, Weighted average exercise price	$ 41.27	$ 41.27	$ 41.27
Ending balance, Weighted average exercise price	$ 41.27	$ 41.27	$ 41.27
Exercisable, Weighted average exercise price		$ 41.27
Weighted average remaining contractual life
Beginning balance, Weighted average remaining contractual life	0 years 3 months 12 days	1 year 8 months	2 years 8 months
Ending balance, Weighted average remaining contractual life		0 years 8 months	1 year 8 months
Exercisable, Weighted average remaining contractual life	0 years 3 months 12 days	0 years 8 months
2009 Equity Incentive Plan
Shares
Beginning balance, Shares	6,723,582	5,230,398	3,550,398
Options granted, Shares		1,493,184	1,680,000
Ending balance, Shares	6,629,140	6,723,582	5,230,398
Exercisable, Shares		4,653,437
Number of Stock Options Vested	5,124,979
Weighted average exercise price
Beginning balance, Weighted average exercise price	$ 0.34	$ 0.24	$ 0.26
Options granted, Weighted average exercise price		$ 0.68	$ 0.19
Ending balance, Weighted average exercise price	$ 0.34	$ 0.34	$ 0.24
Exercisable, Weighted average exercise price		$ 0.25
Weighted average remaining contractual life
Beginning balance, Weighted average remaining contractual life	8 years 0 months 4 days	8 years 8 months	9 years 4 months
Options granted, Weighted average remaining contractual life		9 years 11 months	9 years 3 months
Ending balance, Weighted average remaining contractual life		8 years 2 months	8 years 8 months
Exercisable, Weighted average remaining contractual life	8 years 0 months 4 days	78 months